Other payables	12 Months Ended
Feb. 28, 2021
Trade And Other Payables [Abstract]
Other payables
15	Other payables

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Accruals	6,726,147	1,139,322
Provisions	1,750,000	29,267
Other payables	192,494	8,309
	8,668,641	1,176,898

Accruals mainly relates to legal professional fees accrued for the year.

Provisions mainly relates to bonus and unutilised leave balances payable to the employees as of year end.